Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2023	Feb. 28, 2024	Jun. 30, 2023
Document Information [Line Items]
Entity Registrant Name	WILSON BANK HOLDING COMPANY
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Securities Act File Number	0-20402
Entity Incorporation, State or Country Code	TN
Entity Tax Identification Number	62-1497076
Entity Address, Address Line One	623 West Main Street
Entity Address, City or Town	Lebanon
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37087
City Area Code	615
Local Phone Number	444-2265
Title of 12(g) Security	Common Stock, $2.00 par value per share
No Trading Symbol Flag	true
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	false
Entity Shell Company	false
Auditor Name	MAGGART & ASSOCIATES, P.C.
Auditor Location	Nashville, Tennessee
Auditor Firm ID	763
Entity Public Float			$ 765,337,230
Entity Common Stock, Shares Outstanding		11,776,963
Documents Incorporated by Reference

DOCUMENTS INCORPORATED BY REFERENCE

Part of Form 10-K	Documents from which portions are incorporated by reference
Part II	Portions of the Registrant’s Annual Report to Shareholders for the fiscal year ended December 31, 2023 are incorporated by reference into Items 1, 5, 7, 7A and 8.

Part III

Portions of the Registrant’s Proxy Statement to be filed relating to the Registrant’s Annual Meeting of Shareholders to be held on April 25, 2024 (the “2024 Annual Meeting of Shareholders”) are incorporated by reference into Items 10, 11, 12, 13 and 14.

Amendment Flag	false
Entity Central Index Key	0000885275